Financial obligations (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 27, 2016	Dec. 31, 2015	Dec. 02, 2009
Disclosure of Financial obligations [Line Items]
Notional amount	$ 275,000,000	$ 275,000,000		$ 275,000,000
Debt issuance costs	(3,618,000)	(2,425,000)
Borrowings	271,382,000	272,575,000
Financial liabilities	587,062,000	633,083,000	$ 592,342,000		$ 353,710,000
Classification by maturity:
Current portion	46,166,000	83,991,000
Non-current portion (f)	540,896,000	549,092,000
Financial Liabilities	587,062,000	633,083,000	$ 592,342,000		$ 353,710,000
Empresa de Generacion Huanza S.A. [Member]
Classification by maturity:
Finance lease liabilities						$ 119,000,000
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Debt issuance costs	(976,000)	(1,377,000)
Financial liabilities	168,514,000	198,087,000
Classification by maturity:
Financial Liabilities	168,514,000	198,087,000
Finance lease liabilities	93,514,000	118,087,000
BBVA Banco Continental S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000	61,667,000
BBVA Banco Continental S.A. [Member] | Contacto Corredores de Seguros S.A. [Member]
Classification by maturity:
Finance lease liabilities	0	10,000
Banco de Credito del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000	61,667,000
CorpBanca New York Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,666,000	61,666,000
Banco Internacional del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	30,000,000	30,000,000
Banco Internacional del Peru [Member] | Empresa de Generacion Huanza S.A. [Member]
Classification by maturity:
Finance lease liabilities	94,490,000	119,464,000
Banco Internacional del Peru [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Classification by maturity:
Finance lease liabilities	147,166,000	162,411,000
ICBC Peru Bank [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	25,000,000	25,000,000
Banco Latinoamericano de Comercio Exterior S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	20,000,000	20,000,000
Banco de Sabadell, Miami Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	15,000,000	15,000,000
Mid-term financial obligation [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Classification by maturity:
Finance lease liabilities	$ 75,000,000	$ 80,000,000